Variable Interest Entities	12 Months Ended
Dec. 31, 2019
Variable Interest Entity, Measure of Activity [Abstract]
Variable Interest Entities
Variable Interest Entities
Between 2007 and 2013, we entered into sale and leaseback arrangements for drilling units with SFL Corporation Ltd, who incorporated subsidiary companies for the sole purpose of owning and leasing the drilling units ("Ship Finance VIEs"). We concluded that we are the primary beneficiary of these companies and therefore consolidate them under the variable interest model.
As at December 31, 2019 (Successor), the Ship Finance VIEs lease two semi-submersible rigs and a jack-up rig to certain fully owned Seadrill entities under long-term charter agreements. These agreements include options for the Seadrill entities to purchase the rigs during the charter periods and obligations to purchase the assets at the end of the lease.
The following table gives a summary of the sale and leaseback arrangements and repurchase options, as at December 31, 2019:

Unit	Effective from	Sale value (In $ millions)	First repurchase option (In $ millions)	Month of first repurchase option	Last repurchase option (1) (In $ millions)	Month of last repurchase Option (1)
West Taurus	Nov 2008	850	418	Feb 2015	154	Dec 2024
West Hercules	Oct 2008	850	580	Aug 2011	138	Dec 2024
West Linus	June 2013	600	370	Jun 2018	170	May 2029

(i)     Ship Finance has a right to require us to purchase the West Linus for $86 million if we don’t exercise the final repurchase option.
The bareboat charter rates are set on the basis of a Base LIBOR Interest Rate for each bareboat charter contract, and thereafter are adjusted for differences between the LIBOR fixing each month and the Base LIBOR Interest Rate for each contract. A summary of the average bareboat charter rates per day for each unit is given below for the respective years.

(In $ thousands)	2020	2021	2022	2023	2024
West Taurus	101	96	96	181	177
West Hercules	100	96	96	183	176
West Linus	99	99	92	189	153

The Ship Finance VIEs are fully consolidated in our Consolidated Financial Statements. The equity attributable to Ship Finance in the VIEs is included in non-controlling interests. The rigs are reported within drilling units in our balance sheet. No gain from the sale of the units was recorded at the time of each transaction. The investment in the capital leases recorded in the Ship Finance VIEs are eliminated on consolidation against the corresponding capital lease liability held within Seadrill entities. The other assets and liabilities of the VIEs are fully reflected within the Consolidated Financial Statements.

The balance sheets of the VIEs on a stand-alone basis at December 31, 2019 and December 31, 2018 (Successor) were as follows:

	Successor	Successor
(In $ millions)	As at December 31, 2019	As at December 31, 2018
Cash and cash equivalents	22	2
Investment in finance lease	972	1,024
Total assets of the VIEs (1)	994	1,026

Short-term interest bearing debt (2)	48	33
Long-term interest bearing debt (2)	550	593
Other liabilities	5	2
Short-term amounts due to related parties	12	31
Long-term debt due to related parties (3)	239	222
Total liabilities of the VIEs	854	881
Equity of the VIEs	140	145

(1) Book value of units in the Company's consolidated financial statements as at December 31, 2019 was $784 million (December 31, 2018: $823 million).

(2)
Total interest bearing debt comprises principal outstanding of $621 million offset by $23 million debt discount (December 31, 2018: $655 million principal outstanding offset by $29 million debt discount).

(3)
We present balances due to/from Ship Finance on a net basis, due to the fact that there is a right to offset established in the long-term loan agreements, and the balances are intended to be settled on a net basis as shown in the table below:

	Successor	Successor
(In $ millions)	As at December 31, 2019	As at December 31, 2018
Debt principal outstanding	314	314
Debt discount	(75)	(88)
Trading liability positions held against long-term loan	—	(4)
Long-term loan due to related parties	239	222